Financial Instruments and Risk Management - Details of Securities that Currently are in Unrealized Loss Position (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair Values
Less than 12 months, Unrealized Losses
More than 12 months, Fair Values	88
More than 12 months, Unrealized Losses	(1)
Total, Fair Values	88
Total, Unrealized Losses	(1)
Senior Debt Floating Rate Notes [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair Values
Less than 12 months, Unrealized Losses
More than 12 months, Fair Values	88
More than 12 months, Unrealized Losses	(1)
Total, Fair Values	88
Total, Unrealized Losses	$ (1)